                               INDEPENDENCE PLUS
                               SEPARATE ACCOUNT A

                 SUPPLEMENT ISSUED JULY 27, 1999 TO PROSPECTUS
                               DATED MAY 1, 1999

SUMMARY

  For AGSPC Stock Index Fund, AGSPC MidCap Index Fund and AGSPC Small Cap Index Fund

     Effective June 4, 1999, Bankers Trust Corporation, the parent company to Bankers Trust Company ("Bankers Trust"), the sub-adviser to each Fund, became a wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. As a result of the foregoing transaction, on April 20, 1999, the Board of Directors approved a new investment sub-advisory agreement with Bankers Trust. The new sub-advisory agreement is identical to the current agreement with Bankers Trust except for the effective date.

     On July 27, 1999, the Board of Directors approved the termination of Bankers Trust as a sub-adviser to each Fund. VALIC expects to re-assume direct management of each Fund's investment portfolio on October 1, 1999.

VA 9079-A

                             CONTRACT FORM UIT-981

                 SUPPLEMENT ISSUED JULY 27, 1999 TO PROSPECTUS
                               DATED MAY 1, 1999

SUMMARY

  For AGSPC Stock Index Fund and AGSPC MidCap Index Fund

     Effective June 4, 1999, Bankers Trust Corporation, the parent company to Bankers Trust Company ("Bankers Trust"), the sub-adviser to each Fund, became a wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. As a result of the foregoing transaction, on April 20, 1999, the Board of Directors approved a new investment sub-advisory agreement with Bankers Trust. The new sub-advisory agreement is identical to the current agreement with Bankers Trust except for the effective date.

     On July 27, 1999, the Board of Directors approved the termination of Bankers Trust as a sub-adviser to each Fund. VALIC expects to re-assume direct management of each Fund's investment portfolio on October 1, 1999.

VA 2620-A

                                GUP AND GTS - VA

                 SUPPLEMENT ISSUED JULY 27, 1999 TO PROSPECTUS
                               DATED MAY 1, 1999

SUMMARY

  For AGSPC Stock Index Fund

     Effective June 4, 1999, Bankers Trust Corporation, the parent company to Bankers Trust Company ("Bankers Trust"), the sub-adviser to the Fund, became a wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. As a result of the foregoing transaction, on April 20, 1999, the Board of Directors approved a new investment sub-advisory agreement with Bankers Trust. The new sub-advisory agreement is identical to the current agreement with Bankers Trust except for the effective date.

     On July 27, 1999, the Board of Directors approved the termination of Bankers Trust as a sub-adviser to the Fund. VALIC expects to re-assume direct management of each Fund's investment portfolio on October 1, 1999.

VA 1019-A